Grupo Santander - Tender offer for shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México (Details) - Banco Santander Mexico S.A. Institucion De Banca Multiple, Grupo Financiero Santander Mexico
€ / shares in Units, € in Millions
				2 Months Ended
	Apr. 10, 2023 EUR (€)	Apr. 09, 2023	Oct. 21, 2022	Apr. 10, 2023 EUR (€)	Apr. 10, 2023 $ / shares	Apr. 10, 2023 € / shares	Apr. 10, 2023 $ / shares	Nov. 30, 2022
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests (in percentage)			3.76%
Percentage of voting equity interests acquired					3.60%	3.60%	3.60%
Proportion of ownership interest in subsidiary (in percentage)	99.80%	96.20%
Consideration, in cash per share | (per share)					$ 24.52	€ 1.20
Consideration, in cash per American Depositary Share | (per share)					$ 122.6		$ 6.6876
Consideration paid (received)				€ 300
Increase through business combinations, reserves	€ 13
Increase (decrease) through business combinations, minority interest	€ (313)
Business combination, minimum acceptance percentage by shareholders of acquiree								95.00%